Condensed Consolidated Statement of Stockholders' Deficit - USD ($)	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series E Preferred Stock [Member]	Common Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Series B Preferred Stock [Member]	Series E Preferred Stock [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 1,505,500			$ 133,338	$ 21,437,708	$ (38,013,037)			$ (16,441,991)
Temporary equity, beginning balance, shares at Dec. 31, 2020	15,055
Temporary equity, beginning balance, value at Dec. 31, 2020	$ 1,505,500
Beginning balance, shares at Dec. 31, 2020				133,337,561
Issuance of common stock for conversion of notes payable and accrued interest payable				$ 76,063	326,453				402,516
Issuance of common stock for conversion of notes payable and accrued interest payable, shares				76,063,187
Issuance of common stock for services				$ 27,449	388,751				416,200
Issuance of common stock for services, shares				27,449,011
Issuance of common stock for conversion of Series B preferred stock	$ (59,300)			$ 39,533	19,767				59,300
Issuance of common stock for conversion of Series B preferred stock, shares	(593)
Issuance of common stock for conversion of Series B preferred stock	$ (59,300)
Issuance of common stock for conversion of Series B preferred stock, shares				39,533,334
Issuance of Series E preferred stock for cash		$ 50,000
Issuance of Series E preferred stock for cash, shares		500
Issuance of Series E preferred stock for cash		$ 50,000
Issuance of consultant stock options					(4,725,180)				(4,725,180)
Vesting of consultant stock options					1,699,964				1,699,964
Settlement of derivative liabilities					3,774,269				3,774,269
Net income loss						(13,120,527)			(13,120,527)
Issuance of Series E preferred stock for conversion of notes payable and accrued interest payable		$ 3,490,000			16,490,504				$ 16,490,504
Issuance of Series E preferred stock for conversion of notes payable and accrued interest payable, shares		34,900
Issuance of Series E preferred stock for conversion of notes payable and accrued interest payable		$ 3,490,000
Issuance of common stock for conversion of notes payable and accrued interest payable			$ 59,300				$ 59,300
Issuance of common stock for conversion of notes payable and accrued interest payable, shares			39,533,334	143,045,532					27,449,011
Common shares cancelled
Ending balance, value at Dec. 31, 2021	$ 1,446,200	$ 3,540,000		$ 276,383	39,412,236	(51,133,564)			(11,444,945)
Temporary equity, ending balance, shares at Dec. 31, 2021	14,462	35,400
Temporary equity, ending balance, value at Dec. 31, 2021	$ 1,446,200	$ 3,540,000
Ending balance, shares at Dec. 31, 2021				276,383,093
Issuance of common stock for services				$ 4,000	16,000				20,000
Issuance of common stock for services, shares				4,000,000
Issuance of common stock for conversion of Series B preferred stock	$ (22,100)			$ 14,734	7,366				22,100
Issuance of common stock for conversion of Series B preferred stock, shares	(221)
Issuance of common stock for conversion of Series B preferred stock	$ (22,100)
Issuance of common stock for conversion of Series B preferred stock, shares				14,733,333
Issuance of Series E preferred stock for cash, shares		1,200
Issuance of Series E preferred stock for cash		$ 120,000
Vesting of consultant stock options					736,915				736,915
Settlement of derivative liabilities					66,341				66,341
Net income loss						372,002			372,002
Issuance of common stock for conversion of notes payable and accrued interest payable				$ 32,941	59,809				92,750
Issuance of common stock for conversion of notes payable and accrued interest payable, shares				32,941,380
Issuance of consultant stock options					(545,462)				(545,462)
Ending balance, value at Mar. 31, 2022	$ 1,424,100	$ 3,660,000		$ 328,058	39,753,205	(50,761,562)			10,680,299
Temporary equity, ending balance, shares at Mar. 31, 2022	14,241	36,600
Temporary equity, ending balance, value at Mar. 31, 2022	$ 1,424,100	$ 3,660,000
Ending balance, shares at Mar. 31, 2022				328,057,806
Beginning balance, value at Dec. 31, 2021	$ 1,446,200	$ 3,540,000		$ 276,383	39,412,236	(51,133,564)			(11,444,945)
Temporary equity, beginning balance, shares at Dec. 31, 2021	14,462	35,400
Temporary equity, beginning balance, value at Dec. 31, 2021	$ 1,446,200	$ 3,540,000
Beginning balance, shares at Dec. 31, 2021				276,383,093
Issuance of common stock for services									$ 20,000
Issuance of common stock for services, shares									4,000,000
Net income loss									$ 1,384,339
Issuance of common stock for conversion of notes payable and accrued interest payable							$ 22,100
Issuance of common stock for conversion of notes payable and accrued interest payable, shares							221
Common shares cancelled									3,845
Ending balance, value at Sep. 30, 2022	$ 1,424,100	$ 3,890,000		$ 525,689	41,449,939	(49,749,225)			(7,773,597)
Temporary equity, ending balance, shares at Sep. 30, 2022	14,241	38,900
Temporary equity, ending balance, value at Sep. 30, 2022	$ 1,424,100	$ 3,890,000
Ending balance, shares at Sep. 30, 2022				525,689,070
Beginning balance, value at Dec. 31, 2021	$ 1,446,200	$ 3,540,000		$ 276,383	39,412,236	(51,133,564)			(11,444,945)
Temporary equity, beginning balance, shares at Dec. 31, 2021	14,462	35,400
Temporary equity, beginning balance, value at Dec. 31, 2021	$ 1,446,200	$ 3,540,000
Beginning balance, shares at Dec. 31, 2021				276,383,093
Issuance of common stock for conversion of notes payable and accrued interest payable				$ 312,878	52,546				365,424
Issuance of common stock for conversion of notes payable and accrued interest payable, shares				312,879,106
Issuance of common stock for services				$ 4,000	16,000				$ 20,000
Issuance of common stock for services, shares				4,000,000					4,000,000
Common shares cancelled				$ (3,845)	3,845
Common shares cancelled, shares				(3,845,211)
Issuance of common stock for conversion of Series B preferred stock	$ (22,100)			$ 14,734	7,366				22,100
Issuance of common stock for conversion of Series B preferred stock, shares	(221)
Issuance of common stock for conversion of Series B preferred stock	$ (22,100)
Issuance of common stock for conversion of Series B preferred stock, shares				14,733,333
Issuance of Series E preferred stock for cash		$ 520,000
Issuance of Series E preferred stock for cash, shares		5,200
Issuance of Series E preferred stock for cash		$ 520,000
Issuance of consultant stock options					(545,462)				(545,462)
Vesting of consultant stock options					2,986,546				2,986,546
Settlement of derivative liabilities					263,780				263,780
Net income loss						969,014			$ 969,014
Issuance of common stock for conversion of notes payable and accrued interest payable			$ 22,100				$ 22,100
Issuance of common stock for conversion of notes payable and accrued interest payable, shares			14,733,333	331,612,439					14,733,333
Common shares cancelled									$ 3,845
Ending balance, value at Dec. 31, 2022	$ 1,424,100	$ 4,060,000		$ 604,150	42,196,857	(50,164,550)			(7,363,543)
Temporary equity, ending balance, shares at Dec. 31, 2022	14,241	40,600					14,241	40,600
Temporary equity, ending balance, value at Dec. 31, 2022	$ 1,424,100	$ 4,060,000
Ending balance, shares at Dec. 31, 2022				604,150,321
Beginning balance, value at Mar. 31, 2022	$ 1,424,100	$ 3,660,000		$ 328,058	39,753,205	(50,761,562)			10,680,299
Temporary equity, beginning balance, shares at Mar. 31, 2022	14,241	36,600
Temporary equity, beginning balance, value at Mar. 31, 2022	$ 1,424,100	$ 3,660,000
Beginning balance, shares at Mar. 31, 2022				328,057,806
Issuance of Series E preferred stock for cash, shares		950
Issuance of Series E preferred stock for cash		$ 95,500
Vesting of consultant stock options					752,097				752,097
Settlement of derivative liabilities					100,500				100,500
Net income loss						1,653,467			1,653,467
Issuance of common stock for conversion of notes payable and accrued interest payable				$ 111,186	27,939				139,125
Issuance of common stock for conversion of notes payable and accrued interest payable, shares				111,185,856
Ending balance, value at Jun. 30, 2022	$ 1,424,100	$ 3,755,000		$ 439,244	40,633,741	(49,108,095)			(8,035,110)
Temporary equity, ending balance, shares at Jun. 30, 2022	14,241	37,550
Temporary equity, ending balance, value at Jun. 30, 2022	$ 1,424,100	$ 3,755,000
Ending balance, shares at Jun. 30, 2022				439,243,662
Issuance of Series E preferred stock for cash, shares		1,350
Issuance of Series E preferred stock for cash		$ 134,500
Vesting of consultant stock options					752,124				752,124
Settlement of derivative liabilities					63,345				63,345
Net income loss						(641,130)			(641,130)
Issuance of common stock for conversion of notes payable and accrued interest payable				$ 90,290	(3,116)				87,174
Issuance of common stock for conversion of notes payable and accrued interest payable, shares				90,290,619
Common shares cancelled				$ (3,845)	3,845
Common shares cancelled, shares				(3,845,211)
Ending balance, value at Sep. 30, 2022	$ 1,424,100	$ 3,890,000		$ 525,689	41,449,939	(49,749,225)			(7,773,597)
Temporary equity, ending balance, shares at Sep. 30, 2022	14,241	38,900
Temporary equity, ending balance, value at Sep. 30, 2022	$ 1,424,100	$ 3,890,000
Ending balance, shares at Sep. 30, 2022				525,689,070
Beginning balance, value at Dec. 31, 2022	$ 1,424,100	$ 4,060,000		$ 604,150	42,196,857	(50,164,550)			(7,363,543)
Temporary equity, beginning balance, shares at Dec. 31, 2022	14,241	40,600					14,241	40,600
Temporary equity, beginning balance, value at Dec. 31, 2022	$ 1,424,100	$ 4,060,000
Beginning balance, shares at Dec. 31, 2022				604,150,321
Issuance of Series E preferred stock for cash, shares		1,720
Issuance of Series E preferred stock for cash		$ 172,000
Vesting of consultant stock options					745,448				745,448
Settlement of derivative liabilities					30,758				30,758
Net income loss						193,652			193,652
Issuance of common stock for conversion of notes payable and accrued interest payable				$ 129,617	(88,646)				40,971
Issuance of common stock for conversion of notes payable and accrued interest payable, shares				129,616,384
Ending balance, value at Mar. 31, 2023	$ 1,424,100	$ 4,232,000		$ 733,767	42,884,417	(49,970,898)			(6,352,714)
Temporary equity, ending balance, shares at Mar. 31, 2023	14,241	42,320
Temporary equity, ending balance, value at Mar. 31, 2023	$ 1,424,100	$ 4,232,000
Ending balance, shares at Mar. 31, 2023				733,766,705
Beginning balance, value at Dec. 31, 2022	$ 1,424,100	$ 4,060,000		$ 604,150	42,196,857	(50,164,550)			(7,363,543)
Temporary equity, beginning balance, shares at Dec. 31, 2022	14,241	40,600					14,241	40,600
Temporary equity, beginning balance, value at Dec. 31, 2022	$ 1,424,100	$ 4,060,000
Beginning balance, shares at Dec. 31, 2022				604,150,321
Net income loss									(2,431,013)
Issuance of common stock for conversion of notes payable and accrued interest payable							$ 22,100
Issuance of common stock for conversion of notes payable and accrued interest payable, shares				14,733,333			221
Ending balance, value at Sep. 30, 2023	$ 1,424,100	$ 4,500,000		$ 733,767	44,375,226	(52,595,563)			(7,486,570)
Temporary equity, ending balance, shares at Sep. 30, 2023	14,241	45,000						45,000
Temporary equity, ending balance, value at Sep. 30, 2023	$ 1,424,100	$ 4,500,000
Ending balance, shares at Sep. 30, 2023				733,766,705
Beginning balance, value at Mar. 31, 2023	$ 1,424,100	$ 4,232,000		$ 733,767	42,884,417	(49,970,898)			(6,352,714)
Temporary equity, beginning balance, shares at Mar. 31, 2023	14,241	42,320
Temporary equity, beginning balance, value at Mar. 31, 2023	$ 1,424,100	$ 4,232,000
Beginning balance, shares at Mar. 31, 2023				733,766,705
Issuance of Series E preferred stock for cash, shares		1,900
Issuance of Series E preferred stock for cash		$ 190,000
Vesting of consultant stock options					741,156				741,156
Net income loss						(1,267,992)			(1,267,992)
Ending balance, value at Jun. 30, 2023	$ 1,424,100	$ 4,422,000		$ 733,767	43,625,573	(51,238,890)			(6,879,550)
Temporary equity, ending balance, shares at Jun. 30, 2023	14,241	44,220
Temporary equity, ending balance, value at Jun. 30, 2023	$ 1,424,100	$ 4,422,000
Ending balance, shares at Jun. 30, 2023				733,766,705
Issuance of Series E preferred stock for cash, shares		780
Issuance of Series E preferred stock for cash		$ 78,000
Vesting of consultant stock options					749,653				749,653
Net income loss						(1,356,673)			(1,356,673)
Ending balance, value at Sep. 30, 2023	$ 1,424,100	$ 4,500,000		$ 733,767	$ 44,375,226	$ (52,595,563)			$ (7,486,570)
Temporary equity, ending balance, shares at Sep. 30, 2023	14,241	45,000						45,000
Temporary equity, ending balance, value at Sep. 30, 2023	$ 1,424,100	$ 4,500,000
Ending balance, shares at Sep. 30, 2023				733,766,705